UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.61%

AUSTRALIA — 3.36%
Aristocrat Leisure Ltd.	16,170	$123,401
ASX Ltd.	40,620	1,355,593
Brambles Ltd.	14,850	141,433
Caltex Australia Ltd.	5,700	141,374
CIMIC Group Ltd.	2,580	70,468
Dexus Property Group	23,177	148,929
GPT Group (The)	11,610	44,567
Qantas Airways Ltd.	130,321	320,244

		2,346,009
AUSTRIA — 0.63%
OMV AG	14,520	435,885

		435,885
BELGIUM — 6.14%
Ageas	5,940	233,084
bpost SA	10,920	308,115
Colruyt SA	2,250	129,573
Delhaize Group	7,710	808,269
Proximus SADP	21,450	721,678
Solvay SA	13,620	1,376,826
Telenet Group Holding NVa	5,130	255,003
UCB SA	540	40,418
Umicore SA	8,190	408,282

		4,281,248
CANADA — 9.58%
Agnico Eagle Mines Ltd.	4,470	211,652
Alimentation Couche-Tard Inc. Class B	1,800	79,036
Bank of Montreal	11,400	743,921
Bank of Nova Scotia (The)	3,720	195,414
BCE Inc.	990	46,505
Canadian Imperial Bank of Commerce/Canada	16,080	1,300,932
Constellation Software Inc./Canada	3,630	1,420,992
Crescent Point Energy Corp.	41,730	704,273
Empire Co. Ltd. Class A	10,350	172,280
Franco-Nevada Corp.	1,230	86,510
George Weston Ltd.	300	26,077
Husky Energy Inc.	8,484	107,083
Intact Financial Corp.	330	24,462
National Bank of Canada	22,260	796,853
Open Text Corp.	1,230	68,982
Rogers Communications Inc. Class B	4,050	157,784
SNC-Lavalin Group Inc.	9,270	349,383
Thomson Reuters Corp.	4,620	190,465

		6,682,604
DENMARK — 6.89%
AP Moeller — Maersk A/S Class A	600	817,137
AP Moeller — Maersk A/S Class B	1,080	1,519,044
Coloplast A/S Class B	10,890	816,796
Danske Bank A/S	4,860	137,462

Security	Shares	Value

Jyske Bank A/S Registered	2,460	$100,735
TDC A/S	38,543	197,273
Vestas Wind Systems A/S	16,979	1,214,969

		4,803,416
FINLAND — 2.11%
Neste OYJ	2,880	92,163
Nokian Renkaat OYJ	4,710	173,814
Stora Enso OYJ Class R	67,170	586,230
UPM-Kymmene OYJ	32,400	618,984

		1,471,191
FRANCE — 4.37%
Electricite de France SA	2,940	42,243
Eutelsat Communications SA	1,830	56,854
Lagardere SCA	4,050	107,478
Numericable-SFR SA	780	25,537
Peugeot SAa	68,640	1,104,959
SCOR SE	2,220	75,606
SES SA	14,160	386,397
Total SA	24,270	1,221,150
Veolia Environnement SA	1,260	30,963

		3,051,187
GERMANY — 3.60%
CTS Eventim AG & Co. KGaA	1,110	38,890
Deutsche Lufthansa AG Registered	78,938	1,225,981
MAN SE	690	74,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,421	449,070
RWE AGa	4,980	74,407
Telefonica Deutschland Holding AG	119,280	605,761
United Internet AG Registered[b]	840	41,019

		2,510,008
HONG KONG — 0.39%
CK Hutchison Holdings Ltd.	15,000	179,833
PCCW Ltd.	60,000	40,685
Yue Yuen Industrial Holdings Ltd.	15,000	54,723

		275,241
ISRAEL — 2.15%
Bank Hapoalim BM	73,530	378,633
Bank Leumi le-Israel BMa	59,280	218,538
Bezeq The Israeli Telecommunication Corp. Ltd.	395,160	843,784
Teva Pharmaceutical Industries Ltd.	990	55,726

		1,496,681
ITALY — 0.31%
EXOR SpA	2,910	109,321
Mediaset SpA	23,580	106,139

		215,460
JAPAN — 25.66%
Aisin Seiki Co. Ltd.	3,000	121,407
Aozora Bank Ltd.	120,000	438,525
Canon Inc.	9,000	261,769

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

Chubu Electric Power Co. Inc.	6,000	$81,340
Daiichi Sankyo Co. Ltd.	21,000	510,500
Eisai Co. Ltd.	12,000	766,578
ITOCHU Corp.	12,000	158,699
Japan Airlines Co. Ltd.	39,000	1,440,880
Japan Exchange Group Inc.	3,000	46,993
JX Holdings Inc.	294,000	1,293,111
Kansai Electric Power Co. Inc. (The)[a]	15,000	136,997
Kawasaki Heavy Industries Ltd.	300,000	886,023
KDDI Corp.	24,000	710,837
Kuraray Co. Ltd.	3,000	39,422
Lawson Inc.	3,000	238,329
Marubeni Corp.	90,000	493,004
Mitsubishi UFJ Financial Group Inc.	81,000	393,739
Mitsui & Co. Ltd.	42,000	526,595
Mizuho Financial Group Inc.	870,000	1,364,419
Nexon Co. Ltd.	6,000	93,313
Nippon Telegraph & Telephone Corp.	30,000	1,363,802
Nippon Yusen KK	90,000	182,532
Oracle Corp. Japan	6,000	331,417
Park24 Co. Ltd.	3,000	86,499
Resona Holdings Inc.	243,000	893,010
Shinsei Bank Ltd.	90,000	131,221
Sompo Japan Nipponkoa Holdings Inc.	3,000	82,448
Sumitomo Chemical Co. Ltd.	30,000	141,876
Sumitomo Corp.	12,000	131,221
Sumitomo Mitsui Financial Group Inc.	33,000	1,052,657
Sumitomo Rubber Industries Ltd.	9,000	142,997
Suntory Beverage & Food Ltd.	6,000	268,611
Takeda Pharmaceutical Co. Ltd.	3,000	147,540
Tohoku Electric Power Co. Inc.	12,000	157,914
Tokyo Electric Power Co. Holdings Inc.[a]	270,000	1,488,855
Tokyo Gas Co. Ltd.	120,000	544,063
West Japan Railway Co.	12,000	748,970

		17,898,113
NETHERLANDS — 3.16%
Aegon NV	92,790	532,660
AerCap Holdings NVa	2,610	104,426
Altice NV Class Aa	1,080	16,390
Altice NV Class Ba	870	13,298
Boskalis Westminster	9,270	386,526
Koninklijke Ahold NV	20,493	445,961
NN Group NV	20,250	701,830

		2,201,091
NORWAY — 0.09%
Orkla ASA	7,110	62,073

		62,073
SINGAPORE — 1.52%
ComfortDelGro Corp. Ltd.	39,000	83,858
Singapore Airlines Ltd.	57,000	487,705
Singapore Exchange Ltd.	13,000	72,832
StarHub Ltd.	168,000	413,735

		1,058,130
SPAIN — 0.18%
Endesa SA	1,050	22,050
Mediaset Espana Comunicacion SA	8,220	106,764

		128,814

Security	Shares	Value

SWEDEN — 2.55%
Boliden AB	30,690	$535,572
ICA Gruppen AB	27,720	911,163
Nordea Bank AB	32,100	311,899
Skandinaviska Enskilda Banken AB Class A	2,070	19,791

		1,778,425
SWITZERLAND — 12.64%
Aryzta AG	12,300	478,013
Baloise Holding AG Registered	5,040	624,150
Banque Cantonale Vaudoise Registered	180	124,225
Barry Callebaut AG Registered	390	458,560
Credit Suisse Group AG Registered	65,930	1,002,191
Helvetia Holding AG Registered	300	161,502
Lonza Group AG Registered	1	167
Novartis AG Registered	8,160	623,174
PSP Swiss Property AG Registered	630	60,732
Swiss Life Holding AG Registered	5,130	1,295,746
Swiss Prime Site AG Registered	416	36,479
Swiss Re AG	14,820	1,315,787
Swisscom AG Registered	2,640	1,339,969
Zurich Insurance Group AG	5,790	1,296,936

		8,817,631
UNITED KINGDOM — 13.28%
3i Group PLC	35,868	248,844
Ashtead Group PLC	8,730	116,056
AstraZeneca PLC	21,702	1,248,762
BP PLC	99,810	546,466
BT Group PLC	33,990	220,678
Centrica PLC	370,170	1,292,754
GlaxoSmithKline PLC	14,520	310,335
Imperial Brands PLC	9,990	544,179
Investec PLC	7,050	54,013
J Sainsbury PLC	336,540	1,424,271
Just Eat PLC[a]	8,130	45,674
Marks & Spencer Group PLC	25,530	158,384
Micro Focus International PLC	2,820	63,163
Old Mutual PLC	43,020	116,902
Rentokil Initial PLC	250,350	645,826
Rexam PLC	57,870	529,836
Rightmove PLC	1,650	93,251
Royal Dutch Shell PLC Class A	10,530	274,495
Royal Mail PLC	17,280	123,251
RSA Insurance Group PLC	39,330	264,508
Sky PLC	11,670	160,440
SSE PLC	35,430	783,712

		9,265,800

TOTAL COMMON STOCKS
(Cost: $72,340,344)		68,779,007

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 0.12%

GERMANY — 0.12%
Bayerische Motoren Werke AG	1,080	$85,784

		85,784

TOTAL PREFERRED STOCKS
(Cost: $98,054)		85,784

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	21,745	21,745

		21,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,745)		21,745

TOTAL INVESTMENTS IN SECURITIES — 98.76%
(Cost: $72,460,143)		68,886,536
Other Assets, Less Liabilities — 1.24%		865,742

NET ASSETS — 100.00%		$69,752,278

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 97.48%

AUSTRALIA — 6.28%
Cabcharge Australia Ltd.	9,504	$23,355
Downer EDI Ltd.	8,288	23,529
Estia Health Ltd.	28,880	127,390
Evolution Mining Ltd.	243,784	364,646
FlexiGroup Ltd./Australia	40,352	73,599
Independence Group NL	9,192	21,465
McMillan Shakespeare Ltd.	9,384	87,942
Metals X Ltd.	10,192	8,011
Mineral Resources Ltd.	1,866	10,552
MYOB Group Ltd.	3,848	9,984
Northern Star Resources Ltd.	121,640	359,251
OZ Minerals Ltd.	3,720	16,693
Pact Group Holdings Ltd.	2,792	11,037
Sandfire Resources NL	14,145	64,013
St. Barbara Ltd.[a]	4,240	7,507

		1,208,974
AUSTRIA — 0.42%
Austria Technologie & Systemtechnik AG	2,312	31,989
EVN AG	2,160	25,939
S IMMO AG	1,257	12,338
UNIQA Insurance Group AG	1,544	11,148

		81,414
BELGIUM — 3.88%
AGFA-Gevaert NVa	40,424	160,613
Cie. d’Entreprises CFE	840	83,375
Euronav NV	3,072	33,778
Gimv NV	384	21,331
Intervest Offices & Warehouses NVa	416	11,902
Mobistar SAa	16,872	368,998
Nyrstar NVa,b	85,234	67,360

		747,357
CANADA — 6.65%
Amaya Inc.[a,b]	8,402	114,097
Artis REIT	1,648	17,630
Cogeco Communications Inc.	2,842	141,850
Dominion Diamond Corp.	8,728	100,408
Dream Office REIT	1,744	29,155
Granite REIT	354	10,564
Intertain Group Ltd. (The)[a]	1,472	13,138
Laurentian Bank of Canada	5,458	216,908
Mainstreet Equity Corp.[a,b]	872	25,472
Milestone Apartments REIT	4,880	65,958
Morguard REIT	1,498	18,250
NorthWest Healthcare Properties REIT	2,144	16,517
Spin Master Corp.[a,c]	576	11,266
TMX Group Ltd.	9,353	387,904
Transcontinental Inc. Class A	1,712	26,953
Valener Inc.	1,056	18,471
Wajax Corp.	1,249	18,108
Yellow Pages Ltd./Canada[a]	2,832	47,162

		1,279,811

Security	Shares	Value

DENMARK — 5.64%
Bavarian Nordic A/Sa	2,504	$95,562
Dfds A/S	10,120	404,127
IC Group A/S	328	11,104
NKT Holding A/S	248	14,132
PER Aarsleff A/S	512	14,143
Rockwool International A/S Class B	2,538	422,980
Schouw & Co.	1,656	96,838
TORM PLC[b]	2,051	26,039

		1,084,925
FINLAND — 3.82%
Atria OYJ	1,096	11,235
Cramo OYJ	4,344	86,920
HKScan OYJ Class A	5,851	21,110
PKC Group OYJ[b]	824	14,817
Ramirent OYJ	6,201	43,324
Sanoma OYJ	33,768	165,534
Sponda OYJ	54,640	237,936
Tieto OYJ	4,210	110,567
YIT OYJ	6,424	43,852

		735,295
FRANCE — 2.59%
Adocia[a]	96	6,822
Assystem	640	16,610
Cegedim SAa	464	12,744
Cegid Group SA	784	55,494
Cellectis SAa,b	1,656	45,938
Cie. des Alpes	1,257	21,883
Solocal Group[a]	1,901	11,322
UBISOFT Entertainment[a]	11,296	328,234

		499,047
GERMANY — 4.16%
ADLER Real Estate AGa	952	12,610
Bauer AG	1,072	17,509
Borussia Dortmund GmbH & Co. KGaA	17,450	78,386
CENTROTEC Sustainable AG	1,640	27,143
CTS Eventim AG & Co. KGaA	1,552	54,376
Deutsche Beteiligungs AG	1,136	33,588
DIC Asset AG	1,065	9,817
Draegerwerk AG & Co. KGaA	184	11,199
MLP AG	8,320	32,438
PATRIZIA Immobilien AGa	6,561	152,021
RHOEN-KLINIKUM AG	11,696	363,501
Sixt Leasing AGa	336	7,004

		799,592
HONG KONG — 0.17%
SmarTone Telecommunications Holdings Ltd.	20,000	33,105

		33,105

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

ISRAEL — 3.07%
Delek Automotive Systems Ltd.	10,400	$96,714
Harel Insurance Investments & Financial Services Ltd.	2,408	9,587
Ituran Location and Control Ltd.	648	13,701
Migdal Insurance & Financial Holding Ltd.	21,464	16,027
Oil Refineries Ltd.[a]	493,008	178,315
Tower Semiconductor Ltd.[a]	22,872	276,792

		591,136
ITALY — 0.07%
Juventus Football Club SpA[a]	46,808	13,719

		13,719
JAPAN — 33.05%
Achilles Corp.	8,000	10,393
Aderans Co. Ltd.	1,600	8,314
Aichi Corp.	4,800	37,505
Arcland Sakamoto Co. Ltd.	3,200	34,095
Asahi Diamond Industrial Co. Ltd.	1,600	16,569
Asahi Holdings Inc.	3,200	44,264
Ashikaga Holdings Co. Ltd.	4,800	14,625
Avex Group Holdings Inc.	1,600	20,562
Cawachi Ltd.	2,400	57,468
CKD Corp.	1,600	13,668
Comforia Residential REIT Inc.	56	127,759
Cosmo Energy Holdings Co. Ltd.	9,600	125,883
Create Restaurants Holdings Inc.	2,400	22,633
DCM Holdings Co. Ltd.	1,600	12,307
Dip Corp.	8,000	198,215
Doshisha Co. Ltd.	800	15,455
Dydo Drinco Inc.	1,600	81,499
Enplas Corp.	1,600	46,656
Foster Electric Co. Ltd.	6,400	139,072
France Bed Holdings Co. Ltd.	3,200	29,878
Fuji Soft Inc.	1,600	37,295
Fujibo Holdings Inc.	16,000	32,151
G-Tekt Corp.	4,400	47,991
Geo Holdings Corp.	24,000	407,795
Godo Steel Ltd.	8,000	15,104
Heiwa Corp.	1,600	34,469
Heiwado Co. Ltd.	1,600	33,856
Hitachi Maxell Ltd.	12,400	192,267
Hokkaido Electric Power Co. Inc.	2,400	22,476
Hokuetsu Bank Ltd. (The)	8,000	14,131
Hokuetsu Kishu Paper Co. Ltd.	8,000	52,040
Hokuto Corp.	1,600	31,822
Idemitsu Kosan Co. Ltd.	22,400	493,242
IwaiCosmo Holdings Inc.	3,200	30,865
J-Oil Mills Inc.	16,000	52,339
Japan Petroleum Exploration Co. Ltd.	1,600	38,417
Japan Rental Housing Investments Inc.	16	12,666
Juki Corp.	1,600	14,700
Kamei Corp.	4,800	44,682
Kanamoto Co. Ltd.	2,400	63,367
Kanematsu Corp.	16,000	24,973
Kasai Kogyo Co. Ltd.	800	8,068
Kenedix Residential Investment Corp.	25	70,564
Kenedix Retail REIT Corp.	16	42,694
KEY Coffee Inc.	800	13,728
Kinugawa Rubber Industrial Co. Ltd.	16,000	114,547

Security	Shares	Value

Kohnan Shoji Co. Ltd.	20,800	$365,475
Kura Corp.[b]	800	35,030
Life Corp.	800	21,960
Maruha Nichiro Corp.	17,800	404,927
MCUBS MidCity Investment Corp.	8	27,216
Megachips Corp.	6,400	67,592
Mimasu Semiconductor Industry Co. Ltd.	1,600	15,941
Ministop Co. Ltd.	1,600	26,214
Mitsubishi Steel Manufacturing Co. Ltd.	16,000	27,366
Mixi Inc.	10,400	367,419
Morinaga Milk Industry Co. Ltd.	16,000	85,985
Murata Manufacturing Co. Ltd. New[a]	14,000	54,040
Musashi Seimitsu Industry Co. Ltd.	1,600	31,912
NEC Capital Solutions Ltd.	800	11,402
Nichiha Corp.	1,600	25,257
Nikkon Holdings Co. Ltd.	1,600	30,955
Nippon Chemi-Con Corp.	16,000	22,281
Nippon Coke & Engineering Co. Ltd.	31,200	23,328
Nippon Koei Co. Ltd.	8,000	26,169
Nippon Signal Co. Ltd.	1,600	13,817
Nishimatsuya Chain Co. Ltd.	6,400	74,710
Nissha Printing Co. Ltd.	1,600	26,498
Nisshin OilliO Group Ltd. (The)	16,000	69,087
Nisshin Steel Co. Ltd.	1,600	22,341
Okinawa Electric Power Co. Inc. (The)	2,400	62,358
Pacific Industrial Co. Ltd.	4,800	48,182
Park24 Co. Ltd.	800	23,066
Pioneer Corp.[a]	4,000	11,141
Press Kogyo Co. Ltd.	16,000	56,825
Prima Meat Packers Ltd.	16,000	45,311
Riso Kagaku Corp.	1,600	25,691
Round One Corp.	2,400	14,378
Saizeriya Co. Ltd.	2,400	43,381
Sanyo Shokai Ltd.	16,000	39,329
Senshu Ikeda Holdings Inc.	18,400	71,368
Shinko Electric Industries Co. Ltd.	16,000	93,014
Showa Corp.	1,600	14,401
Tachi-S Co. Ltd.	1,600	22,446
Taiho Kogyo Co. Ltd.	2,400	26,962
Taikisha Ltd.	1,600	37,804
Takata Corp.[a,b]	5,600	21,511
Tamron Co. Ltd.	1,600	26,573
Tatsuta Electric Wire and Cable Co. Ltd.	3,200	10,348
TOKAI Holdings Corp.	6,400	36,428
Tokyo Seimitsu Co. Ltd.	800	17,332
Tokyo TY Financial Group Inc.	1,800	47,408
TOPY Industries Ltd.	16,000	31,852
Toridoll.corp.	1,600	28,831
Towa Bank Ltd. (The)	80,000	67,293
TPR Co. Ltd.	1,600	42,021
Tsukuba Bank Ltd.	5,600	15,178
UKC Holdings Corp.	4,800	88,109
Unipres Corp.	7,600	139,932
United Super Markets Holdings Inc.	3,200	30,028
Warabeya Nichiyo Co. Ltd.	2,400	45,983
Yahagi Construction Co. Ltd.	1,600	11,679
Yellow Hat Ltd.	1,600	33,572
Yorozu Corp.	7,200	149,659

		6,359,385

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

NETHERLANDS — 0.60%
Delta Lloyd NV	22,448	$114,516

		114,516
NEW ZEALAND — 3.38%
Air New Zealand Ltd.	21,376	36,770
Fletcher Building Ltd.	70,976	413,914
Ryman Healthcare Ltd.	32,064	200,217

		650,901
NORWAY — 2.70%
BW LPG Ltd.[c]	1,272	7,646
BW Offshore Ltd.	27,970	6,113
Fred Olsen Energy ASA[a]	17,696	76,697
REC Silicon ASA[a,b]	265,856	58,438
TGS Nopec Geophysical Co. ASA	22,155	370,610

		519,504
SINGAPORE — 2.74%
AIMS AMP Capital Industrial REIT	39,200	40,686
Cambridge Industrial Trust	116,800	47,361
Chip Eng Seng Corp. Ltd.	32,000	16,904
Ezion Holdings Ltd.[a]	20,000	8,184
Far East Hospitality Trust	40,000	19,791
First REIT	24,000	22,321
k1 Ventures Ltd.	14,640	9,585
Noble Group Ltd.[a,b]	815,200	279,002
Perennial Real Estate Holdings Ltd.[a,b]	18,400	12,526
Yangzijiang Shipbuilding Holdings Ltd.	7,200	5,304
Yanlord Land Group Ltd.	72,000	64,819

		526,483
SPAIN — 0.15%
Abengoa SA Class Bb	43,864	12,058
Tubacex SA	6,608	17,218

		29,276
SWEDEN — 1.96%
Bure Equity AB	4,080	35,600
Haldex AB	1,920	16,275
Hemfosa Fastigheter AB	1,432	14,949
Industrial & Financial Systems Class B	736	33,394
Industrivarden AB Class C	2,864	52,193
Modern Times Group MTG AB Class B	1,272	38,180
NetEnt AB	184	11,594
Nolato AB Class B	2,796	75,455
Peab AB	3,840	32,070
Sweco AB Class B	1,800	27,912
Tethys Oil AB	5,592	40,080

		377,702
SWITZERLAND — 3.59%
Autoneum Holding AG	728	173,702
BKW AG	1,432	62,300
Cosmo Pharmaceuticals SAa	736	121,630
Emmi AG	136	81,586

Security	Shares	Value

Intershop Holdings AG	112	$52,582
Mobilezone Holding AG	5,050	71,390
St Galler Kantonalbank AG Registered	128	53,016
Swissquote Group Holding SA Registered	480	11,919
Vetropack Holding AG Bearer	16	25,039
Zehnder Group AGa	864	36,552

		689,716
UNITED KINGDOM — 12.56%
Beazley PLC	18,064	86,240
Berendsen PLC	6,936	119,895
BGEO Group PLC	560	18,786
Big Yellow Group PLC	2,192	25,881
Cape PLC	7,224	24,313
Carillion PLC[b]	3,280	14,126
Centamin PLC	92,384	163,618
Chesnara PLC	3,424	15,323
Dairy Crest Group PLC	9,440	78,132
Dart Group PLC	22,544	206,239
Debenhams PLC	238,616	274,046
Devro PLC	3,896	15,937
Entertainment One Ltd.	19,644	53,237
Fenner PLC	4,584	9,636
FirstGroup PLC[a]	23,232	33,982
Globo PLC[a]	58,128	1
Go-Ahead Group PLC	5,560	208,915
Greencore Group PLC	4,872	25,750
Greggs PLC	5,688	86,073
GVC Holdings PLC	1,827	14,506
Halfords Group PLC	2,656	16,423
Intermediate Capital Group PLC	2,548	22,918
Interserve PLC	2,112	13,220
Kcom Group PLC	12,088	18,327
Laird PLC	3,696	18,863
Lancashire Holdings Ltd.	24,656	198,472
LondonMetric Property PLC	12,568	29,181
Mitie Group PLC	27,560	109,531
Moneysupermarket.com Group PLC	6,776	31,158
Morgan Advanced Materials PLC	3,616	12,496
Northgate PLC	40,913	241,712
Paragon Group of Companies PLC (The)	5,624	24,485
Paysafe Group PLC[a]	10,352	57,808
QinetiQ Group PLC	8,176	26,793
Restaurant Group PLC (The)	1,888	7,609
Savills PLC	1,000	10,870
Shanks Group PLC	15,064	17,709
Speedy Hire PLC	19,048	10,255
Trinity Mirror PLC	12,200	20,195
TT electronics PLC	9,400	21,344
Vesuvius PLC	2,768	13,028
Xchanging PLC[a]	7,044	19,502

		2,416,535

TOTAL COMMON STOCKS
(Cost: $17,584,034)		18,758,393

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 1.52%

ITALY — 1.52%
Intesa Sanpaolo SpA	110,696	$291,100

		291,100

TOTAL PREFERRED STOCKS
(Cost: $347,781)		291,100

RIGHTS — 0.00%

SWEDEN — 0.00%
Hemfosa Fastigheter ABa	1,253	453

		453

TOTAL RIGHTS
(Cost: $0)		453

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[a,b]	2,500	298

		298

TOTAL WARRANTS
(Cost: $0)		298

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	407,562	407,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	22,238	22,238
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	13,062	13,062

		442,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,862)		442,862

TOTAL INVESTMENTS IN SECURITIES — 101.30%
(Cost: $18,374,677)		19,493,106
Other Assets, Less Liabilities — (1.30)%		(249,954)

NET ASSETS — 100.00%		$19,243,152

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.99%
General Dynamics Corp.	7,860	$1,104,487
L-3 Communications Holdings Inc.	3,757	494,158

		1,598,645
AIR FREIGHT & LOGISTICS — 1.63%
FedEx Corp.	7,959	1,314,111

		1,314,111
AIRLINES — 0.44%
Allegiant Travel Co.	2,208	354,539

		354,539
BANKS — 1.90%
Commerce Bancshares Inc./MO	9,314	436,082
JPMorgan Chase & Co.	17,316	1,094,371

		1,530,453
BEVERAGES — 0.20%
Molson Coors Brewing Co. Class B	753	72,009
PepsiCo Inc.	856	88,134

		160,143
COMMUNICATIONS EQUIPMENT — 2.68%
Cisco Systems Inc.	55,835	1,534,904
F5 Networks Inc.[a,b]	5,920	620,120

		2,155,024
CONSTRUCTION & ENGINEERING — 0.77%
Jacobs Engineering Group Inc.[a,b]	2,000	89,160
Quanta Services Inc.[a]	22,421	531,826

		620,986
DIVERSIFIED FINANCIAL SERVICES — 2.20%
Berkshire Hathaway Inc. Class Ba	987	143,589
CBOE Holdings Inc.	18,430	1,141,923
CME Group Inc./IL	2,669	245,308
FactSet Research Systems Inc.	342	51,556
Nasdaq Inc.	3,087	190,499

		1,772,875
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
AT&T Inc.	41,744	1,620,502

		1,620,502
ELECTRIC UTILITIES — 3.96%
Alliant Energy Corp.	3,950	278,554
Great Plains Energy Inc.	3,650	113,990

Security	Shares	Value

PG&E Corp.	17,646	$1,026,997
Pinnacle West Capital Corp.	22,396	1,627,069
Xcel Energy Inc.	3,608	144,428

		3,191,038
ELECTRICAL EQUIPMENT — 0.07%
Regal Beloit Corp.	837	53,920

		53,920
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.20%
Arrow Electronics Inc.[a]	1,348	83,711
Avnet Inc.	2,407	98,976
Corning Inc.	77,683	1,450,341
Ingram Micro Inc. Class A	43,655	1,525,742
Jabil Circuit Inc.	12,922	224,326

		3,383,096
ENERGY EQUIPMENT & SERVICES — 4.02%
Helmerich & Payne Inc.	8,179	540,796
National Oilwell Varco Inc.	28,759	1,036,474
Schlumberger Ltd.	20,620	1,656,611

		3,233,881
FOOD & STAPLES RETAILING — 2.20%
CVS Health Corp.	1,950	195,975
Wal-Mart Stores Inc.	23,539	1,574,053

		1,770,028
FOOD PRODUCTS — 2.11%
Archer-Daniels-Midland Co.	31,747	1,267,975
Hormel Foods Corp.	4,433	170,892
JM Smucker Co. (The)	911	115,679
Tyson Foods Inc. Class A	2,246	147,832

		1,702,378
GAS UTILITIES — 0.57%
Atmos Energy Corp.	5,803	421,008
Piedmont Natural Gas Co. Inc.	637	38,092

		459,100
HEALTH CARE EQUIPMENT & SUPPLIES — 3.36%
Abbott Laboratories	4,901	190,649
Becton Dickinson and Co.	1,807	291,397
CR Bard Inc.	8,454	1,793,685
Medtronic PLC	5,407	427,964

		2,703,695
HEALTH CARE PROVIDERS & SERVICES — 4.31%
Aetna Inc.	1,129	126,753
AmerisourceBergen Corp.	14,011	1,192,336
Anthem Inc.	12,076	1,699,938
Cardinal Health Inc.	1,252	98,232
Cigna Corp.	346	47,935
UnitedHealth Group Inc.	2,287	301,152

		3,466,346

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.79%
Carnival Corp.	24,911	$1,221,884
Panera Bread Co. Class Aa,b	1,038	222,641

		1,444,525
HOUSEHOLD PRODUCTS — 0.85%
Procter & Gamble Co. (The)	8,515	682,222

		682,222
INSURANCE — 14.22%
Aflac Inc.	24,600	1,696,662
Allied World Assurance Co. Holdings AG	26,012	925,507
American Financial Group Inc./OH	3,916	270,635
Axis Capital Holdings Ltd.	21,429	1,141,523
Chubb Ltd.	13,054	1,538,544
Lincoln National Corp.	6,010	261,135
Loews Corp.	39,822	1,580,137
MetLife Inc.	9,670	436,117
Principal Financial Group Inc.	5,953	254,074
Prudential Financial Inc.	8,688	674,536
Reinsurance Group of America Inc.	18,195	1,732,528
Torchmark Corp.	7,766	449,574
Travelers Companies Inc. (The)	3,265	358,823
Validus Holdings Ltd.	2,845	131,126

		11,450,921
INTERNET & CATALOG RETAIL — 1.96%
Amazon.com Inc.[a]	2,394	1,579,058

		1,579,058
INTERNET SOFTWARE & SERVICES — 3.08%
Akamai Technologies Inc.[a]	1,700	86,683
Alphabet Inc. Class Aa	1,219	862,906
Alphabet Inc. Class Ca	1,279	886,360
eBay Inc.[a]	26,397	644,878

		2,480,827
IT SERVICES — 5.68%
Amdocs Ltd.	17,078	965,590
Automatic Data Processing Inc.	2,269	200,670
Jack Henry & Associates Inc.	403	32,655
PayPal Holdings Inc.[a]	24,610	964,220
Teradata Corp.[a]	60,419	1,528,601
Total System Services Inc.	14,250	728,745
Xerox Corp.	15,667	150,403

		4,570,884
MACHINERY — 0.33%
AGCO Corp.	4,971	265,799

		265,799

Security	Shares	Value

MULTI-UTILITIES — 4.37%
Consolidated Edison Inc.	18,805	$1,402,853
DTE Energy Co.	16,950	1,511,262
Public Service Enterprise Group Inc.	13,159	607,025

		3,521,140
MULTILINE RETAIL — 2.78%
Nordstrom Inc.	30,412	1,554,966
Target Corp.	8,591	682,984

		2,237,950
OIL, GAS & CONSUMABLE FUELS — 0.77%
California Resources Corp.	171	376
Chevron Corp.	4,689	479,122
Occidental Petroleum Corp.	1,839	140,960

		620,458
PHARMACEUTICALS — 4.81%
Eli Lilly & Co.	3,541	267,452
Johnson & Johnson	16,306	1,827,576
Merck & Co. Inc.	12,393	679,632
Pfizer Inc.	33,536	1,096,963

		3,871,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.98%
Intel Corp.	50,457	1,527,838
Maxim Integrated Products Inc.	1,900	67,868

		1,595,706
SOFTWARE — 6.64%
Citrix Systems Inc.[a]	6,701	548,410
Intuit Inc.	16,224	1,636,839
Microsoft Corp.	29,686	1,480,441
Red Hat Inc.[a]	1,020	74,838
VMware Inc. Class Aa,b	28,285	1,609,699

		5,350,227
SPECIALTY RETAIL — 5.61%
Bed Bath & Beyond Inc.[a]	7,448	351,695
GameStop Corp. Class A	20,180	661,904
O’Reilly Automotive Inc.[a]	5,803	1,524,332
Ross Stores Inc.	5,831	331,084
TJX Companies Inc. (The)	21,712	1,646,204

		4,515,219
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.75%
Apple Inc.	15,640	1,466,094
EMC Corp./MA	60,793	1,587,305
Western Digital Corp.	18,885	771,735

		3,825,134
TEXTILES, APPAREL & LUXURY GOODS — 1.49%
Coach Inc.	8,164	328,764
NIKE Inc. Class B	14,774	870,780

		1,199,544
TOTAL COMMON STOCKS
(Cost: $73,799,760)		80,301,997

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	815,227	$815,227
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	44,481	44,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	172,009	172,009

		1,031,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,031,717)		1,031,717

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $74,831,477)		81,333,714
Other Assets, Less Liabilities — (1.01)%		(810,299)

NET ASSETS — 100.00%		$80,523,415

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 1.83%
BWX Technologies Inc.	7,930	$264,783
KLX Inc.[a,b]	2,760	93,067
National Presto Industries Inc.	1,070	93,293

		451,143
BANKS — 4.45%
1st Source Corp.	666	22,937
American National Bankshares Inc.	959	25,634
Arrow Financial Corp.	1,241	34,947
BancFirst Corp.	264	16,466
Bank of Marin Bancorp.	488	23,922
Camden National Corp.	373	16,229
City Holding Co.	466	22,890
CNB Financial Corp./PA	959	17,156
Community Trust Bancorp. Inc.	1,446	51,868
First Financial Corp./IN	1,171	41,488
First Interstate BancSystem Inc.	15,330	415,443
First of Long Island Corp. (The)	683	20,907
Great Southern Bancorp. Inc.	537	20,331
Great Western Bancorp. Inc.	1,177	37,099
Heritage Financial Corp./WA	2,652	48,929
Horizon Bancorp./IN	818	19,959
Lakeland Financial Corp.	678	32,063
Merchants Bancshares Inc./VT	537	16,346
S&T Bancorp. Inc.	585	15,017
State Bank Financial Corp.	1,052	21,966
Stock Yards Bancorp. Inc.	893	36,113
Tompkins Financial Corp.	271	17,707
Triumph Bancorp. Inc.[a]	1,578	25,074
Trustmark Corp.	2,259	55,368
Univest Corp. of Pennsylvania	797	15,733
WesBanco Inc.	736	23,648

		1,095,240
BIOTECHNOLOGY — 0.05%
Kite Pharma Inc.[a,b]	273	12,634

		12,634
BUILDING PRODUCTS — 0.07%
AAON Inc.	612	16,230

		16,230
CAPITAL MARKETS — 2.55%
Artisan Partners Asset Management Inc.	1,236	39,935
Diamond Hill Investment Group Inc.	881	154,404
GAMCO Investors Inc. Class A	421	16,659
Greenhill & Co. Inc.	658	14,489
Houlihan Lokey Inc.	1,608	40,538
Moelis & Co. Class A	4,181	117,528
WisdomTree Investments Inc.[b]	22,442	244,393

		627,946

Security	Shares	Value

CHEMICALS — 1.71%
Axiall Corp.	3,661	$86,216
Cabot Corp.	6,100	297,619
Hawkins Inc.	945	36,978

		420,813
COMMERCIAL SERVICES & SUPPLIES — 2.28%
Ennis Inc.	20,700	404,478
Kimball International Inc. Class B	4,814	56,035
McGrath RentCorp	716	17,456
Quad/Graphics Inc.	1,766	22,163
UniFirst Corp./MA	222	24,061
VSE Corp.	602	37,348

		561,541
COMMUNICATIONS EQUIPMENT — 1.67%
Black Box Corp.	1,771	25,892
EchoStar Corp. Class Aa	8,834	361,487
NETGEAR Inc.[a]	571	24,211

		411,590
CONSTRUCTION & ENGINEERING — 0.20%
MasTec Inc.[a,b]	2,156	48,855

		48,855
CONSUMER FINANCE — 2.12%
Cash America International Inc.	12,996	480,332
Ezcorp Inc. Class Aa	8,499	42,070

		522,402
DISTRIBUTORS — 0.17%
Core-Mark Holding Co. Inc.	511	41,728

		41,728
DIVERSIFIED CONSUMER SERVICES — 0.80%
Apollo Education Group Inc.[a]	6,321	49,304
Capella Education Co.	2,214	122,456
Strayer Education Inc.[a]	477	23,678

		195,438
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
Inteliquent Inc.	1,923	31,903

		31,903
ELECTRIC UTILITIES — 2.81%
ALLETE Inc.	332	18,655
El Paso Electric Co.	6,959	313,851
Empire District Electric Co. (The)	5,981	201,380
MGE Energy Inc.	3,180	158,523

		692,409

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.49%
AVX Corp.	1,791	$23,677
Benchmark Electronics Inc.[a]	4,840	93,993
Dolby Laboratories Inc. Class A	5,336	254,047
Mesa Laboratories Inc.	158	15,923
Methode Electronics Inc.	1,116	33,179
PC Connection Inc.	890	21,155
ScanSource Inc.[a]	665	27,052
Tech Data Corp.[a]	1,823	125,222
TTM Technologies Inc.[a,b]	2,747	17,911

		612,159
ENERGY EQUIPMENT & SERVICES — 4.62%
C&J Energy Services Ltd.[a]	20,685	29,993
Diamond Offshore Drilling Inc.	3,512	85,201
Key Energy Services Inc.[a]	28,949	15,311
Matrix Service Co.[a]	4,960	93,447
Natural Gas Services Group Inc.[a]	1,073	24,668
Oil States International Inc.[a]	8,001	277,155
Patterson-UTI Energy Inc.	1,092	21,567
Rowan Companies PLC Class A	1,885	35,457
RPC Inc.	11,394	172,277
Superior Energy Services Inc.	16,845	284,007
Unit Corp.[a]	7,812	98,900

		1,137,983
FOOD & STAPLES RETAILING — 0.44%
SpartanNash Co.	2,765	76,590
Weis Markets Inc.	717	32,638

		109,228
FOOD PRODUCTS — 0.97%
Fresh Del Monte Produce Inc.	3,646	157,726
John B Sanfilippo & Son Inc.	497	27,499
Omega Protein Corp.[a]	2,912	54,134

		239,359
GAS UTILITIES — 1.94%
Chesapeake Utilities Corp.	3,056	181,893
New Jersey Resources Corp.	1,640	58,515
Northwest Natural Gas Co.	2,787	143,642
ONE Gas Inc.	1,580	92,383

		476,433
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
CryoLife Inc.	1,577	19,555
Exactech Inc.[a]	793	18,033
Halyard Health Inc.[a]	3,455	97,293
Hill-Rom Holdings Inc.	7,086	342,608
ICU Medical Inc.[a]	1,330	132,122
Vascular Solutions Inc.[a]	2,836	99,118

		708,729
HEALTH CARE PROVIDERS & SERVICES — 3.39%
Addus HomeCare Corp.[a]	1,415	26,178
Almost Family Inc.[a]	1,077	45,245

Security	Shares	Value

BioTelemetry Inc.[a]	2,296	$36,116
LHC Group Inc.[a]	1,919	77,412
Magellan Health Inc.[a]	1,964	138,383
Triple-S Management Corp. Class Ba	18,521	482,287
U.S. Physical Therapy Inc.	553	27,573

		833,194
HEALTH CARE TECHNOLOGY — 0.07%
Quality Systems Inc.	1,253	17,642

		17,642
HOTELS, RESTAURANTS & LEISURE — 3.89%
Bob Evans Farms Inc./DE	1,445	65,805
Cheesecake Factory Inc. (The)	2,979	151,959
Hyatt Hotels Corp. Class Aa	10,378	496,899
Red Robin Gourmet Burgers Inc.[a]	291	18,874
Texas Roadhouse Inc.	5,478	223,064

		956,601
HOUSEHOLD DURABLES — 0.27%
CSS Industries Inc.	2,390	66,824

		66,824
INSURANCE — 8.68%
American National Insurance Co.	4,573	531,017
Aspen Insurance Holdings Ltd.	5,462	253,164
EMC Insurance Group Inc.	1,969	52,100
FBL Financial Group Inc. Class A	1,172	70,871
Federated National Holding Co.	2,075	39,529
Fidelity & Guaranty Life	828	21,892
HCI Group Inc.	536	16,058
Heritage Insurance Holdings Inc.	21,696	288,340
Horace Mann Educators Corp.	8,087	251,506
Kansas City Life Insurance Co.	2,020	84,820
Maiden Holdings Ltd.	11,988	146,613
National Western Life Group Inc.	510	110,517
Navigators Group Inc. (The)[a]	878	72,531
OneBeacon Insurance Group Ltd. Class A	1,469	18,216
United Fire Group Inc.	1,771	79,376
Universal Insurance Holdings Inc.	5,712	100,588

		2,137,138
INTERNET & CATALOG RETAIL — 3.33%
1-800-Flowers.com Inc. Class Aa,b	52,381	411,191
NutriSystem Inc.	8,751	192,697
PetMed Express Inc.	3,575	65,422
Wayfair Inc. Class Aa.b	3,957	149,377

		818,687
INTERNET SOFTWARE & SERVICES — 2.47%
Carbonite Inc.[a]	2,278	17,176
comScore Inc.[a,b]	942	28,844
LogMeIn Inc.[a,b]	7,068	421,960
Marketo Inc.[a]	954	20,978
Shutterstock Inc.[a,b]	1,935	79,374
Stamps.com Inc.[a]	292	24,049
Wix.com Ltd.[a]	662	16,365

		608,746

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

IT SERVICES — 2.77%
CACI International Inc. Class Aa	299	$28,749
CSG Systems International Inc.	1,740	77,221
ManTech International Corp./VA Class A	16,487	557,261
Sykes Enterprises Inc.[a]	601	17,519

		680,750
LEISURE PRODUCTS — 1.89%
Johnson Outdoors Inc. Class A	865	20,872
Sturm Ruger & Co. Inc.	6,533	418,308
Vista Outdoor Inc.[a]	516	24,758

		463,938
MACHINERY — 1.73%
Briggs & Stratton Corp.	963	20,387
Chart Industries Inc.[a]	1,569	40,386
Kennametal Inc.	15,602	364,775

		425,548
MARINE — 0.07%
Scorpio Bulkers Inc.[a]	4,445	17,113

		17,113
MEDIA — 0.24%
Harte-Hanks Inc.	6,978	12,700
Time Inc.	3,152	46,334

		59,034
METALS & MINING — 2.14%
Kaiser Aluminum Corp.	5,213	494,349
Schnitzer Steel Industries Inc. Class A	1,614	33,280

		527,629
MULTI-UTILITIES — 0.31%
Unitil Corp.	1,945	76,866

		76,866
MULTILINE RETAIL — 0.23%
Big Lots Inc.	500	22,930
Fred’s Inc. Class A	2,277	33,404

		56,334
OIL, GAS & CONSUMABLE FUELS — 0.71%
Bonanza Creek Energy Inc.[a,b]	21,783	84,518
Denbury Resources Inc.	8,179	31,571
Matador Resources Co.[a,b]	884	19,050
Stone Energy Corp.[a,b]	11,822	11,587
Triangle Petroleum Corp.[a]	13,778	6,185
W&T Offshore Inc.[a,b]	8,993	21,673

		174,584

Security	Shares	Value

PERSONAL PRODUCTS — 2.27%
Medifast Inc.	5,340	$168,370
Natural Health Trends Corp.[b]	847	30,653
Nutraceutical International Corp.[a]	862	20,335
USANA Health Sciences Inc.[a,b]	2,860	338,738

		558,096
PHARMACEUTICALS — 1.47%
SciClone Pharmaceuticals Inc.[a]	27,413	361,852

		361,852
PROFESSIONAL SERVICES — 2.01%
ICF International Inc.[a]	1,399	55,079
Navigant Consulting Inc.[a]	2,506	39,996
RPX Corp.[a]	36,081	399,777

		494,852
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.43%
Agree Realty Corp.	833	32,304
Care Capital Properties Inc.	5,141	137,110
Dynex Capital Inc.	6,845	44,493
Gyrodyne LLC[a]	17	472
MFA Financial Inc.	64,110	443,000
Select Income REIT	18,714	433,229

		1,090,608
ROAD & RAIL — 1.37%
Knight Transportation Inc.	766	20,353
Marten Transport Ltd.	6,618	123,492
Werner Enterprises Inc.	7,613	192,913

		336,758
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.31%
Advanced Energy Industries Inc.[a]	16,716	540,763
Alpha & Omega Semiconductor Ltd.[a]	3,998	51,934
Cirrus Logic Inc.[a]	14,074	508,071
Integrated Device Technology Inc.[a]	6,869	132,434
MaxLinear Inc. Class Aa	3,319	55,593
Synaptics Inc.[a]	3,696	264,449

		1,553,244
SOFTWARE — 6.36%
AVG Technologies NVa	11,254	222,829
Ellie Mae Inc.[a]	436	36,450
Gigamon Inc.[a]	4,483	146,101
HubSpot Inc.[a,b]	1,473	65,239
Imperva Inc.[a,b]	4,439	206,325
Infoblox Inc.[a]	792	13,250
Pegasystems Inc.	14,947	394,451
Proofpoint Inc.[a,b]	1,140	66,416
Take-Two Interactive Software Inc.[a,b]	759	25,943
VirnetX Holding Corp.[a,b]	7,267	32,629
Zendesk Inc.[a]	15,673	354,210

		1,563,843

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

SPECIALTY RETAIL — 3.78%
Ascena Retail Group Inc.[a]	16,481	$145,198
Children’s Place Inc. (The)	6,856	534,151
Kirkland’s Inc.	1,724	28,308
Select Comfort Corp.[a,b]	6,406	158,100
Stage Stores Inc.	2,409	17,730
Tilly’s Inc. Class Aa	7,233	45,496

		928,983
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.77%
Lexmark International Inc. Class A	6,055	233,723
Nimble Storage Inc.[a]	15,951	117,718
Stratasys Ltd.[a,b]	13,503	330,419

		681,860
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Culp Inc.	777	20,388

		20,388
THRIFTS & MORTGAGE FINANCE — 0.71%
First Defiance Financial Corp.	1,435	56,797
Meta Financial Group Inc.	595	29,524
Territorial Bancorp. Inc.	2,573	67,490
United Financial Bancorp. Inc.	1,620	21,028

		174,839
TOBACCO — 0.28%
Universal Corp./VA	1,272	69,388

		69,388
TRADING COMPANIES & DISTRIBUTORS — 0.07%
NOW Inc.[a,b]	1,006	18,168

		18,168
WATER UTILITIES — 1.07%
American States Water Co.	2,848	118,733
Artesian Resources Corp. Class A	961	25,938
California Water Service Group	1,970	55,022
Middlesex Water Co.	738	26,996
York Water Co. (The)	1,219	36,143

		262,832
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
U.S. Cellular Corp.[a]	1,970	84,001

		84,001

TOTAL COMMON STOCKS
(Cost: $23,603,951)		24,534,103

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.91%

MONEY MARKET FUNDS — 10.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,129,459	$2,129,459
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	116,188	116,188
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	440,356	440,356

		2,686,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,686,003)		2,686,003

TOTAL INVESTMENTS IN SECURITIES — 110.60%
(Cost: $26,289,954)		27,220,106
Other Assets, Less Liabilities — (10.60)%		(2,609,079)

NET ASSETS — 100.00%		$24,611,027

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Enhanced International Large-Cap
Enhanced International Small-Cap
Enhanced U.S. Large-Cap
Enhanced U.S. Small-Cap

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the

15

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Enhanced International Large-Cap
Investments:
Assets:
Common Stocks	$68,779,007	$—	$—	$68,779,007
Preferred Stocks	85,784	—	—	85,784
Money Market Funds	21,745	—	—	21,745

Total	$68,886,536	$—	$—	$68,886,536

16

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Enhanced International Small-Cap
Investments:
Assets:
Common Stocks	$18,704,352	$54,040	$1	$18,758,393
Preferred Stocks	291,100	—	—	291,100
Rights	453	—	—	453
Warrants	298	—	—	298
Money Market Funds	442,862	—	—	442,862

Total	$19,439,065	$54,040	$1	$19,493,106

Enhanced U.S. Large-Cap
Investments:
Assets:
Common Stocks	$80,301,997	$—	$—	$80,301,997
Money Market Funds	1,031,717	—	—	1,031,717

Total	$81,333,714	$—	$—	$81,333,714

Enhanced U.S. Small-Cap
Investments:
Assets:
Common Stocks	$24,534,103	$—	$—	$24,534,103
Money Market Funds	2,686,003	—	—	2,686,003

Total	$27,220,106	$—	$—	$27,220,106

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$72,636,222	$3,720,025	$(7,469,711)	$(3,749,686)
Enhanced International Small-Cap	18,452,506	2,361,142	(1,320,542)	1,040,600
Enhanced U.S. Large-Cap	74,906,275	9,787,225	(3,359,786)	6,427,439
Enhanced U.S. Small-Cap	26,303,376	3,038,041	(2,121,311)	916,730

17

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

18

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2016